Segmented Information - Schedule of Sales to External Customers and Long-Lived Assets by Geographical Areas (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 28, 2015	Mar. 29, 2014	Mar. 30, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales, total	$ 301,637	$ 281,165	$ 292,759
Long-lived assets, total	31,264	32,765	28,929
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales, total	143,384	146,277	158,834
Long-lived assets, total	17,898	19,484	18,966
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales, total	158,253	134,888	133,925
Long-lived assets, total	13,366	13,281	9,963
Jewelry and Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales, total	141,781	148,511	164,492
Timepieces [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales, total	$ 159,856	$ 132,654	$ 128,267